Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - Successor [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 1,858.2	$ 1,776.3	$ 1,806.2
Accumulated depreciation	(344.1)	(364.6)	(183.6)
Property, plant, and equipment, net	1,514.1	$ 1,411.7	1,622.6
Land [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	90.5		99.9
Building and Building Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 418.4		430.7
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	25 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 1,060.1		1,087.0
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	25 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 122.1		42.4
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	5 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	7 years
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 29.1		26.3
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	3 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Useful life of PP&E	20 years
Construction in Progress [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 138.0		$ 119.9